ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025
	US$	US$
Government subsidies	22,078	23,213
Deferred revenue	4,946	4,664
Other tax payable	3,653	2,803
Accrued payroll and welfare	1,913	1,653
Refund liabilities	1,377	2,285
Current operating lease liabilities	1,357	930
Product warranty	499	666
Accrued expenses	123	757
Other current liabilities	1,630	556
Total	37,576	37,527

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - CONTINUED

Product warranty activities were as follows:

US$
Balance as of January 1, 2023	2,573
Provided during the year	3,613
Utilized during the year	(4,397)
Exchange difference	(71)
Balance as of December 31, 2023	1,718
Provided during the year	1,685
Utilized during the year	(2,872)
Exchange difference	(32)
Balance as of December 31, 2024	499
Provided during the year	2,425
Utilized during the year	(2,301)
Exchange difference	43
Balance as of December 31, 2025	666